Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	$ 15,782	$ 9,157
Due to container investors, net	24,844	18,697
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable	9,666	10,628
Prepaid expenses and other current assets	97	99
Accounts payable and accrued expenses	(701)	(1,187)
Due from to related party	$ 9,062	$ 9,540